Segment reporting - Bookings and management EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Total revenue	$ 464,549	$ 479,688	$ 434,094
Operating segments
Segment reporting
Total revenue	464,549	449,446	434,094
Segment management EBITDA	28,305	113,143	113,349
Nexters Global Ltd
Segment reporting
Segment management EBITDA	43,975	138,647	113,349
Nexters Global Ltd | Operating segments
Segment reporting
External Bookings	447,148	432,658	434,094
Segment management EBITDA	43,975	138,647	$ 113,349
All other segments
Segment reporting
Segment management EBITDA	(15,670)	(25,504)
All other segments | Operating segments
Segment reporting
External Bookings	17,401	16,788
Segment management EBITDA	$ (15,670)	$ (25,504)